CornerCap Large/Mid-Cap Value Fund

Investment Objective
The investment objective of the CornerCap Large/Mid-Cap Value Fund (the "Large/Mid-Cap Value Fund") is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.

Shareholder Fees (Fees paid directly from your investment)

The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.

Subject to certain exceptions, which are described more fully under "REDEMPTION OF FUND SHARES - Redemption Fee," the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund

Large/Mid-Cap Value Fund's Redemption Fee 1.00%

Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Large/Mid-Cap Value Fund CornerCap Large/Mid-Cap Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and/or Expense Reimbursement	[1]	(0.30%)
Net Annual Fund Operating Expenses		1.20%
[1]	The Large/Mid-Cap Value Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) that exceed 1.20%. The contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.

Example

This Example is intended to help you compare the cost of investing in the Large/Mid-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large/Mid-Cap Value Fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund | USD ($)	122	445	790	1,765

Portfolio Turnover

The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund's performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in common stocks of U.S. companies. The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $10 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $3 billion, but no more than $10 billion) that the Adviser believes are attractively valued relative to the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

The Large/Mid-Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with greater relative value are available for purchase by the Large/Mid-Cap Value Fund or when the Adviser is seeking to raise cash.

In order to respond to adverse market, economic, political or other conditions, the Large/Mid-Cap Value Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund. The principal risks of the Large/Mid-Cap Value Fund are:

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions. Regardless of any one company's particular prospects, a declining stock market may produce a decline in stock prices for all companies. Stock market declines may continue for an indefinite period of time, and investors should understand that, from time to time, during temporary or extended bear markets, the value of the Large/Mid-Cap Value Fund may decline.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock. Price fluctuations may reflect changes in the issuing company's financial condition, overall market conditions (including changes in interest rates) or even perceptions in the marketplace about the issuing company or economic trends. Additionally, common stock is the last class of security to be paid in the event of bankruptcy.

Business and Company Risk: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Large/Mid-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Mid-Cap Company Risk: Stocks of mid-cap companies may have more risks than stocks of larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

Regulatory Risk: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. When an industry is regulated or deregulated, some companies will make a successful transition into and prosper under, deregulation, and other companies will mismanage the process and do poorly.

Undervalued Stocks: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Large/Mid-Cap Value Fund will suffer losses. These investments may be volatile and highly speculative. Investors should be able to bear the potential of incurring substantial losses.

ETF and Other Investment Company Risk: To the extent the Large/Mid-Cap Value Fund's investments are in ETFs or other investment companies, the cost of investing in the Large/Mid-Cap Value Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests in addition to the Large/Mid-Cap Value Fund's direct fees and expenses.

Performance

The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31

During the period shown, the highest return for a quarter was 27.65% for the quarter ended June 30, 2009, and the lowest return was -27.80% for the quarter ended December 31, 2008.
The calendar year-to-date total return as of June 30, 2015 was -1.79%.

The Large/Mid-Cap Value Fund's annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts

.

Average Annual Returns - CornerCap Large/Mid-Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Large/Mid-Cap Value Fund	13.11%	12.99%	5.78%	3.26%	Jul. 27, 2000
After Taxes on Distributions | CornerCap Large/Mid-Cap Value Fund	10.35%	12.32%	5.24%	2.67%
After Taxes on Distributions and Sales | CornerCap Large/Mid-Cap Value Fund	8.47%	10.26%	4.58%	2.49%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	7.30%	7.08%